John Hancock U.S. Growth Fund Expense Example - Class NAV [Member] - John Hancock U.S. Growth Fund - Class NAV	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	$ 737